Exhibit 99.1

CAN Capital, Inc. CCAS 2024-1, LLC – Series 2024-1	Consulting Report

May 13, 2024

PRIVATE & CONFIDENTIAL

Mr. Richard Irwin

Chief Financial Officer

CAN Capital, Inc.

1850 Parkway Place, Suite 1150

Marietta, GA 30067

Dear Mr. Irwin:

Please find our enclosed Consultant Report (“the Report”) which was prepared at the request of CAN Capital, Inc. (“Sponsor”, “Company”, “Seller” and “Servicer”) and CCAS 2024-1, LLC (“Issuer”, “SPV” or “Purchaser” and together with Seller, “you” or “Client”) in connection with the Preliminary Offering Memorandum (“POM”), which date still needs to be determined (“Transaction”) and in accordance with the terms of our Engagement Letter dated March 19, 2024.

Client Acknowledgements

By acceptance of the Report, you acknowledge that (1) you have determined that the procedures we performed are the procedures that you requested us to perform, that you are solely responsible for the sufficiency of such procedures for your purposes, and that you do not require us to perform any further procedures, (2) we make no representations and express no opinion as to the sufficiency of the procedures for your purposes and had we performed additional procedures, other matters might have come to our attention that would have been reported to you, (3) the procedures that we performed should not be taken to supplant additional inquiries and procedures that you should undertake in your evaluation of the Transaction, (4) you have made available to us all financial records and related data that you received from the Company that you believe are necessary for us to complete our procedures, and (5) the decision whether to consummate the Transaction lies solely with you, and neither our work nor our findings shall in any way constitute a recommendation whether you should or should not consummate the Transaction, or on what terms.

Limitations of Procedures

The procedures we performed do not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist.

The Report contains a description of the following:

(i)	the type of assets;

(ii)	the sample size;

(iii)	how the sample size was determined and, if applicable, computed; and

(iv)	the scope and manner of the Services performed.

CAN Capital, Inc. CCAS 2024-1, LLC – Series 2024-1	Consulting Report

None of the engagement Scope Procedures or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;

(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or

(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

We have not verified the information we obtained or presented in the Report, unless specified therein.

Use of the Report

This letter and the Report are solely for your information and internal use and to assist you in the evaluation of the Transaction. You agree that without the prior written consent of CBIZ MHM, LLC (“CBIZ” or “Consultants”), you will not circulate, quote or otherwise refer to this Report or a copy of all or any portion thereof. Notwithstanding the foregoing, you may provide copies of the Report in accordance with the terms and conditions set forth in the Engagement Letter dated March 19, 2024 and to your legal representatives or other professional advisors solely for their informational use in connection with the Transaction provided that (1) this letter shall be attached at the front of the Report at the time of disclosure, and (2) any such legal representative or other professional advisor has agreed to keep the Report confidential and fully releases CBIZ from any liability arising out of, or in reliance upon, this Report.

Updating the Report

We have no responsibility to update this letter or the Report for events or circumstances occurring after the date of this letter.

Very truly yours,

CBIZ MHM, LLC

By:	/s/ M. Michael Aquino
M. Michael Aquino, Lead Managing Director

CBIZ MHM, LLC

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

CAN Capital, Inc. CCAS 2024-1, LLC – Series 2024-1	Consulting Report

Legal Notice

This Report is provided solely to Client for its internal use and information, pursuant to our Engagement Letter dated March 19, 2024 with no third-party beneficiaries being created thereby and is subject in all respects to the terms and conditions of that letter, including restrictions on disclosure of this Report to third parties.

If this Report is received by anyone other than Client, the recipient is placed on notice that the attached Report has been prepared solely for Client for their internal use and this Report and its contents may not be shared with or disclosed to anyone without the express written consent of Client and CBIZ. CBIZ shall have no liability and shall pursue all available legal and equitable remedies against recipient, for the unauthorized use or distribution of this Report to third parties.

Legal Representation

Client acknowledges and agrees that it is responsible for its own legal representation and guidance related to the Transaction and that it will consult its own legal resources before acting upon any deliverables CBIZ provides under this Report. Client further acknowledges and agrees CBIZ is not a law firm and is not providing legal advice or analysis and that CBIZ has not engaged legal counsel with respect to the services, and that matters of legal interpretation are beyond the scope of the services. CBIZ expressly disclaims any and all responsibility for the accuracy, adequacy, completeness or appropriateness of any legal document relating to the Transaction or otherwise, reviewed during the performance of services as outlined herein.

CAN Capital, Inc. CCAS 2024-1, LLC – Series 2024-1	Consulting Report

General Information

During this engagement, the Consultants conducted discussions with the following Company personnel:

Individual	Title	Tenure
Richard Irwin	Chief Financial Officer	7 months

Michael Maher	Vice President – Product Development	14 years 11 months

Amanda Poss	Vice President – Information Technology	8 years

Report-Specific Terminology

The following abbreviated terminology is used at times throughout this Report:

• Client	CAN Capital, Inc.
CCAS 2024-1, LLC

• Sponsor, Company, Seller and Servicer	CAN Capital, Inc.

• Issuer, SPV, or Purchaser	CCAS 2024-1, LLC

• M	$000s

• MM	$000,000s

• POM	Preliminary Offering Memorandum, which date still needs to be determined

Other Notes

Throughout the various tables presented in the report and accompanying exhibits, slight differences in totals may exist due to rounding occurrences. Any material variances that may occur are discussed within the body of the report.

CAN Capital, Inc. CCAS 2024-1, LLC – Series 2024-1	Consulting Report

TABLE OF CONTENTS

STATEMENT OF WORK	8

A. DATA INTEGRITY TEST FOR LOAN	10

EXHIBITS

A.1 DATA INTEGRITY TEST FOR LOANS

CAN Capital, Inc. CCAS 2024-1, LLC – Series 2024-1	Consulting Report

STATEMENT OF WORK

PURSUANT TO THE ENGAGEMENT LETTER

DATED MARCH 19, 2024 BY AND BETWEEN

CBIZ MHM, LLC (“CBIZ”) AND

CAN CAPITAL, INC. (“SPONSOR”, “COMPANY” AND “SELLER”),

CAN CAPITAL, INC. (“SERVICER”) AND CCAS 2024-1, LLC (“ISSUER”, “SPV” OR “PURCHASER”,

AND TOGETHER WITH SELLER AND SERVICER, THE “CLIENT”)

Relevant Entities:

CAN Capital, Inc. (“Sponsor”, “Company” and “Seller”), CAN Capital, Inc. (“Servicer”) and CCAS 2024-1, LLC (“Issuer”, “SPV” or “Purchaser” and together with Seller and the Servicer, “you” or “Client”)

Time Periods to be tested:

See the below Scope of Services

Location:

Remotely in the CBIZ office in West Conshohocken, PA

The Company’s office in Marietta, GA (if necessary or required)

Additional Request:

Document all discussions with and inquiries of management.

Note: All samples are judgmentally selected unless specified by Client.

Consultant report should provide for glossary of defined terms which will serve as a point of reference for all capitalized terms found in the consulting report.

Consultant report should provide for a table listing individuals at the Company that provided assistance and/or are referenced in the consultant report. Table should provide for the following: name, title, phone number, affiliation, and tenure.

Consultant report should separately identify material weaknesses from observations made that may represent improvements to the Company’s processes.

CAN Capital, Inc. CCAS 2024-1, LLC – Series 2024-1	Consulting Report

SCOPE OF SERVICES

A.	Data Integrity Test for CCAS 2024-1, LLC - Asset Backed Notes, Series 2024-1

1.

From the electronic data file provided by the Client as of February 29, 2024, select a sample of the largest 100 loans and another 100 loans selected on a judgmental basis (total of 200 loans to be tested - “Sample Group”) and perform the following data integrity test. For items marked below as “confirm”, note whether the item is noted as part of the underlying documentation. For items marked as “compare”, agree the item on the data tape to the Company’s underlying system. For items marked as “calculate “, calculate the noted item listed below for accuracy against the data file provided by the Servicer:

a.	Confirm and Compare Merchant name

b.	Compare Merchant industry

c.	Compare applicant’s Credit Score (at the time of origination)

d.	Compare the Merchant’s year founded date

e.	Calculate the Merchant’s years in business (at time of origination)

f.	Calculate and Compare Merchant’s Pool Outstanding Receivables Balance (as of the end of the applicable Collection Period)

g.	Calculate and Compare Merchant’s RTR Ratio

h.	Compare the Merchant’s State of business address

i.	Compare the Merchant’s expected maturity date

j.	Calculate and Compare the Merchant’s Expected Collection Period

k.	Compare the Merchant’s expected remaining term

l.	Compare the Merchant’s Material Modification flag (as of the end of the applicable Collection Period) (Y/N)

m.	Compare the Merchant’s electronic v. non-electronic payments

n.	Compare the Merchant’s delinquency status (as of the end of the applicable Collection Period)

o.	Compare past due amount

p.	Compare and Calculate Performance Ratio

q.	Compare Missed Payment Factor

r.	Compare Non-Straight Line Receivable flag

2.

Document your testing results in a worksheet. In your written summary of results, note any exceptions and management’s response to such. Note that the names of Obligors should remain anonymous in documenting test results.

CAN Capital, Inc. CCAS 2024-1, LLC – Series 2024-1	Consulting Report

A.	Data Integrity Test for Loan

The Originator provided an electronic data tape file as of February 29, 2024 for all Receivables Agreements. The Consultants selected a sample of the largest 100 Receivables Agreements (merchant cash advances) and a judgmental sample of another 100 Receivables Agreements (merchant cash advances) (total of 200 loans - “Sample Group”).

All 200 Receivables Agreements were tested according to the requested Scope procedures. The schedule for the data tape file Integrity Test can be found as Exhibit A.1.

The Consultants noted the following results amongst the sampled 200 Pledged Receivables based on inquiry of management and testing:

DATA INTEGRITY TEST	SAMPLE SIZE	EXCEPTIONS FOUND	%
a. Confirm and Compare Merchant name	200	0	0%
b. Compare Merchant Industry	200	0	0%
c. Compare applicant’s Credit Score (at the time of origination)	200	0	0%
d. Compare the Merchant’s year founded date	200	0	0%
e. Calculate the Merchant’s years in business (at time of origination)	200	0	0%
f. Calculate and Compare Merchant’s Pool Outstanding Receivables Balance (as of the end of the applicable Collection Period)	200	0	0%
g. Calculate and Compare Merchant’s RTR Ratio	200	0	0%
h. Compare the Merchant’s State of business address	200	0	0%
i. Compare the Merchant’s expected maturity date	200	0	0%
j. Calculate and Compare the Merchant’s Expected Collection Period	200	0	0%
k. Compare the Merchant’s expected remaining term	200	0	0%
l. Compare the Merchant’s Material Modification flag (as of the end of the applicable Collection Period)(Y/N)	200	0	0%
m. Compare the Merchant’s electronic v. non-electronic payments	200	0	0%
n. Compare the Merchant’s delinquency status (as of the end of the applicable Collection Period)	200	0	0%
o. Compare past due amount	200	0	0%
p. Compare and Calculate Performance Ratio (amount actually received / amount expected to be received)	200	0	0%
q. Compare Missed Payment Factor	200	0	0%
r. Compare Non-Straight Line Receivable Flag	200	0	0%

a.	The Merchant’s name on the February 29, 2024 electronic data tape file was compared to the system and confirmed to the Merchant Name on the Merchant Loan Agreement without exception.
b.	The Merchant’s industry on the February 29, 2024 electronic data tape file was compared to the system without exception.
c.	The Merchant’s FICO score at origination on the February 29, 2024 electronic data tape file was compared to the system without exception.
d.	The Merchant’s year founded date on the February 29, 2024 electronic data tape file was compared to the system without exception.
e.	The Merchant’s years in business at origination on the February 29, 2024 electronic data tape file was calculated without exception.
f.	The Merchant’s Pool Outstanding Receivable Balance on the February 29, 2024 electronic data tape file was calculated and compared to the system without exception.

CAN Capital, Inc. CCAS 2024-1, LLC – Series 2024-1	Consulting Report

g.	The Merchant’s RTR Ratio on the February 29, 2024 electronic data tape file was calculated and compared to the system without exception
h.	The Merchant’s State of business address on the February 29, 2024 electronic data tape file was compared to the system without exception.
i.	The Merchant’s expected maturity date on the February 29, 2024 electronic data tape file was compared to the system without exception.
j.	The Merchant’s Expected Collection Period on the February 29, 2024 electronic data tape file was calculated and compared to the system without exception
k.	The Merchant’s expected remaining term on the February 29, 2024 electronic data tape file was compared to the system without exception.
l.	The Merchant’s Material Modification flag on the February 29, 2024 electronic data tape file was compared without exception.
m.	The Merchant’s electronic v. non electronic payments on the February 29, 2024 electronic data tape file was compared without exception.
n.	The Merchant’s delinquency status on the February 29, 2024 electronic data tape file was compared to the system without exception.
o.	The Merchant’s past due amount on the February 29, 2024 electronic data tape file was compared to the system without exception.
p.	The Missed Payment Factor on the February 29, 2024 electronic data tape file was compared to the system without exception
q.	The Performance Ratio on the February 29, 2024 electronic data tape file was calculated and compared to the system without exception
r.	The Non- Straight Line Receivable flag on the February 29, 2024 electronic data tape file was compared to the system without exception

CAN Capital, Inc. CCAS 2024-1, LLC - Series 2024-1 Data Integrity Testing	Exhibit A.1

Data File against Operating System																						Source Documents Against Data File
Merchant Name	Merchant’s SIC Code (Industry)	Merchant’s Credit Score at Orig	Merchant’s Year Founded Date	Years in Business at Orig Calc	Merchant’s Pool Outstanding Rec Balance	Merchant’s Pool Outstanding Rec Balance Calc	Merchant’s RTR Ratio	Merchant’s RTR Ratio CALC	Merchant’s State of Business Address	Merchant’s Expected Maturity Date	Merchant’s Expected Collection Period	Merchant’s Expected Collection Period Calc	Expected Remaining Collection Period	Merchant’s Material Mod Flag	Merchant’s Electronic v. Non-electronic Payments	Merchant’s Delinquency Status	Past Due Amount	Performance Ratio	Performance Ratio CALC	Missed Payment Factor	NSL Receivable Flag	Merchant Name
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
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TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

CAN Capital, Inc. CCAS 2024-1, LLC - Series 2024-1 Data Integrity Testing	Exhibit A.1

Data File against Operating System																						Source Documents Against Data File
Merchant Name	Merchant’s SIC Code (Industry)	Merchant’s Credit Score at Orig	Merchant’s Year Founded Date	Years in Business at Orig Calc	Merchant’s Pool Outstanding Rec Balance	Merchant’s Pool Outstanding Rec Balance Calc	Merchant’s RTR Ratio	Merchant’s RTR Ratio CALC	Merchant’s State of Business Address	Merchant’s Expected Maturity Date	Merchant’s Expected Collection Period	Merchant’s Expected Collection Period Calc	Expected Remaining Collection Period	Merchant’s Material Mod Flag	Merchant’s Electronic v. Non-electronic Payments	Merchant’s Delinquency Status	Past Due Amount	Performance Ratio	Performance Ratio CALC	Missed Payment Factor	NSL Receivable Flag	Merchant Name
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
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TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

CAN Capital, Inc. CCAS 2024-1, LLC - Series 2024-1 Data Integrity Testing	Exhibit A.1

Data File against Operating System																						Source Documents Against Data File
Merchant Name	Merchant’s SIC Code (Industry)	Merchant’s Credit Score at Orig	Merchant’s Year Founded Date	Years in Business at Orig Calc	Merchant’s Pool Outstanding Rec Balance	Merchant’s Pool Outstanding Rec Balance Calc	Merchant’s RTR Ratio	Merchant’s RTR Ratio CALC	Merchant’s State of Business Address	Merchant’s Expected Maturity Date	Merchant’s Expected Collection Period	Merchant’s Expected Collection Period Calc	Expected Remaining Collection Period	Merchant’s Material Mod Flag	Merchant’s Electronic v. Non-electronic Payments	Merchant’s Delinquency Status	Past Due Amount	Performance Ratio	Performance Ratio CALC	Missed Payment Factor	NSL Receivable Flag	Merchant Name
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE

CAN Capital, Inc. CCAS 2024-1, LLC - Series 2024-1 Data Integrity Testing	Exhibit A.1

Data File against Operating System																						Source Documents Against Data File
Merchant Name	Merchant’s SIC Code (Industry)	Merchant’s Credit Score at Orig	Merchant’s Year Founded Date	Years in Business at Orig Calc	Merchant’s Pool Outstanding Rec Balance	Merchant’s Pool Outstanding Rec Balance Calc	Merchant’s RTR Ratio	Merchant’s RTR Ratio CALC	Merchant’s State of Business Address	Merchant’s Expected Maturity Date	Merchant’s Expected Collection Period	Merchant’s Expected Collection Period Calc	Expected Remaining Collection Period	Merchant’s Material Mod Flag	Merchant’s Electronic v. Non-electronic Payments	Merchant’s Delinquency Status	Past Due Amount	Performance Ratio	Performance Ratio CALC	Missed Payment Factor	NSL Receivable Flag	Merchant Name
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE
TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE	TRUE